Summary of Market Restricted Stock Units Activity (Detail) (Market Restricted Stock Units, USD $)	12 Months Ended
Dec. 31, 2013
Market Restricted Stock Units
Number of market restricted stock unit
Outstanding at beginning of period
Granted	100,000
Paid
Forfeited
Outstanding at end of period	100,000
Weighted-average ordinary fair value per share at grant date
Beginning Balance
Granted	$ 5.56
Paid
Forfeited
Ending Balance	$ 5.56